FAIR VALUE MEASUREMENTS - Plan's investments at fair value (Details) - North America 401(k) Savings Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Investments	$ 3,639,476,068	$ 3,176,427,504
Transfer among Level 1, 2 or 3	0
Fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments	445,655,359	141,882,201
Level 1
FAIR VALUE MEASUREMENTS
Investments	444,891,571	140,749,773
Level 2
FAIR VALUE MEASUREMENTS
Investments	763,788	1,132,428
Net Asset Value
FAIR VALUE MEASUREMENTS
Investments	3,193,820,709	3,034,545,303
Mutual Fund | Fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments	305,689,698	30,397,222
Mutual Fund | Level 1
FAIR VALUE MEASUREMENTS
Investments	305,689,698	30,397,222
Fresenius Medical Care AG - Shares | Fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments	14,236,904	15,861,109
Fresenius Medical Care AG - Shares | Level 1
FAIR VALUE MEASUREMENTS
Investments	14,236,904	15,861,109
Self-Directed Brokerage Accounts | Fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments	107,822,211	78,422,707
Self-Directed Brokerage Accounts | Level 1
FAIR VALUE MEASUREMENTS
Investments	107,058,423	77,290,279
Self-Directed Brokerage Accounts | Level 2
FAIR VALUE MEASUREMENTS
Investments	763,788	1,132,428
Interest-Bearing Cash | Fair value hierarchy
FAIR VALUE MEASUREMENTS
Investments	17,906,546	17,201,163
Interest-Bearing Cash | Level 1
FAIR VALUE MEASUREMENTS
Investments	$ 17,906,546	$ 17,201,163